SEGMENTS, MAJOR CUSTOMERS AND GEOGRAPHIC INFORMATION (Schedule of Major Customer Concentration) (Details) (Customer [Member], Sales [Member])	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Customer [Member] | Sales [Member]
Concentration Risk [Line Items]
Concentration percentage	73.00%	64.00%	95.00%